Consolidated Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDER'S EQUITY
Common stock, shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	950,000,000	950,000,000	950,000,000
Common stock, shares issued	12,624,678	12,508,011	12,508,011
Common stock, shares outstanding	12,624,678	12,508,011	12,508,011